Convertible Notes Payable (Details) - Schedule of convertible notes payable - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal (in Dollars)		$ 6,429,427	$ 168,850	$ 1,280,680
Warrants granted, Quantity (in Shares)			6,667
Less: Debt Discount (in Dollars)		(360,854)	$ (8,120)	(309,637)
Less: Debt Issuance Costs (in Dollars)		(5,648)	$ (1,537)	(73,527)
Total (in Dollars)		6,062,926		$ 897,516
The Second February 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal (in Dollars)		$ 112,613
Interest Rate		11.00%
Conversion Price	[1]
Maturity Date		February-23
Warrants granted, Quantity (in Shares)
Warrants granted, Exercise Price
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal (in Dollars)		$ 76,814
Interest Rate		11.00%
Conversion Price	[1]
Maturity Date		May-23
Warrants granted, Quantity (in Shares)
Warrants granted, Exercise Price
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal (in Dollars)		$ 4,090,000
Interest Rate		18.00%
Conversion Price	[1]	$ 2
Maturity Date		November-22
Warrants granted, Quantity (in Shares)		4,000,000
The May 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Warrants granted, Exercise Price		$ 3
The May 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Warrants granted, Exercise Price		$ 6
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal (in Dollars)		$ 2,150,000
Interest Rate		18.00%
Conversion Price	[1]	$ 2
Maturity Date		November-22
Warrants granted, Quantity (in Shares)		2,150,000
The July 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Warrants granted, Exercise Price		$ 3
The July 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Warrants granted, Exercise Price		$ 6

[1]	As subject to adjustment as further outlined in the notes